EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Numerator [Abstract]
Net Income (Loss)	$ (53,718)	$ 88,716
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	153,746,698	147,872,500
Dilutive - Weighted Average Common Shares Outstanding (in shares)	153,746,698	147,872,500
Earnings per Common Share [Abstract]
Basic (in dollars per share)	$ (0.35)	$ 0.60
Diluted (in dollars per share)	$ (0.35)	$ 0.60